MCB-Q3

Quarterly Report
January 31, 2026
MFS®  Core Bond Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 100.1%
Asset-Backed & Securitized – 20.3%
Acres PLC, 2026-FL4, “A”, 5.2%, 8/18/2044 (n)(w)	$171,000	$171,321
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	27,106	27,151
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	23,000	23,031
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	83,461	84,044
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	75,280	76,085
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	44,620	44,809
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	47,876	48,039
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.43% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	158,000	158,494
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	28,671	28,877
AutoNation Finance Trust, 2026-1A, “A2”, 3.95%, 1/11/2029 (n)	38,000	38,029
Bain Capital Credit CLO Ltd., 2020-3A, “BRR”, FLR, 5.271% (SOFR - 3mo. + 1.6%), 10/23/2034 (n)	200,000	200,187
Bain Capital Credit CLO Ltd., 2022-1A, “CR”, FLR, 5.518% (SOFR - 3mo. + 1.85%), 10/18/2038 (n)	250,000	250,534
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	74,140	76,519
BDS 2025-FL16 Ltd., “A”, FLR, 5.075% (SOFR - 1mo. + 1.4%), 7/19/2043 (n)	136,617	136,788
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,378
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	72,019	74,246
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	63,450	64,854
BX Trust, 2025-BCAT, “A”, FLR, 5.06% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	95,828	95,948
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	22,955	23,061
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	72,650	72,949
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	153,317
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	18,955	19,128
Dryden Senior Loan Fund CLO Ltd., 2019-68A, “BRR”, FLR, 5.222% (SOFR - 3mo. + 1.55%), 7/15/2035 (n)	250,000	250,221
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.268% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	250,000	250,237
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “AR3”, FLR, 4.762% (SOFR - 3mo. + 1.09%), 10/15/2037 (n)	250,000	250,453
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.337% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	91,000	91,368
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	100,000	100,561
Empire District Bondco LLC, 4.943%, 1/01/2033	33,218	33,709
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	2,058	2,061
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	33,827	33,943
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	77,000	77,068
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.819% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	100,000	100,245
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	85,600	85,939
KREF 2018-FT1 Ltd., “A”, FLR, 4.862% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	74,505	74,482
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	100,000	99,781
MF1 2021-FL7 Ltd., “AS”, FLR, 5.24% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	249,649
MF1 2022-FL10 Ltd., “AS”, FLR, 6.86% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	250,000
MF1 2022-FL8 Ltd., “B”, FLR, 5.623% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	99,813
MF1 2024-FL15 LLC, “AS”, FLR, 5.715% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	100,000	100,375
MF1 2024-FL16 LLC, “A”, FLR, 5.216% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	154,790	155,371
MF1 2025-FL19 LLC, “A”, FLR, 5.163% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	100,000	100,375
MF1 2025-FL20 LLC, “AS”, FLR, 5.375% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	164,000	164,410
MF1 2026-FL21 LLC, “AS”, FLR, 5.214% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)(w)	100,000	100,094
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	100,000	100,011
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM10, “A1LC”, 5.241%, 11/25/2070 (n)	100,000	101,080
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	69,165	74,560
Nissan Master Owner Trust, 2024-A, “A”, FLR, 4.377% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	100,000	100,019
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	60,788	61,507
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	68,649	69,162
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	18,165	18,220
Palmer Square Loan Funding Ltd., 2024-3A, “A2R”, FLR, 4.81% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	250,000	250,000
Palmer Square Loan Funding, 2024-3A Ltd., “A-2”, FLR, 5.515% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	250,000
PFP III 2024-11 Ltd., “11A”, FLR, 5.504% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	77,507	77,659
PFP III 2025-12 Ltd., “AS”, FLR, 5.415% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	115,500	115,287
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	103,157	103,908
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	3,261	3,262

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Shackleton 2019-14A CLO Ltd., “CRR”, FLR, 5.568% (SOFR - 3mo. + 1.9%), 7/20/2034 (n)	$250,000	$250,808
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	51,686	51,890
TPG Real Estate Finance, 2025-FL7, “A”, FLR, 5.125% (SOFR - 1mo. + 1.45%), 6/18/2043 (n)	183,045	183,032
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 5.522% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	150,000	150,037
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	76,630	77,228
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	96,813	97,310
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	21,644	21,774
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	171,869
		$6,877,567
Automotive – 0.5%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$200,000	$176,177
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$56,622
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$198,000	$211,341
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	94,586
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	42,800
LPL Holdings, Inc., 6.75%, 11/17/2028	11,000	11,701
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	178,000	172,971
		$533,399
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$103,592
Business Services – 1.3%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$80,444
Equinix, Inc., 2.5%, 5/15/2031	69,000	62,531
Fiserv, Inc., 2.65%, 6/01/2030	88,000	81,285
Global Payments, Inc., 1.2%, 3/01/2026	87,000	86,807
Global Payments, Inc., 2.9%, 11/15/2031	77,000	69,079
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	73,975
		$454,121
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$71,317
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	66,000	54,188
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	66,695
		$192,200
Computer Software – 0.5%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$21,194
Oracle Corp., 5.2%, 9/26/2035	88,000	83,864
Roper Technologies, Inc., 2%, 6/30/2030	89,000	80,502
		$185,560
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$61,091
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$131,650
Electronics – 0.2%
Broadcom, Inc., 4.3%, 11/15/2032	$63,000	$62,138

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.3%
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	$102,000	$102,288
Energy - Integrated – 0.6%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$208,000	$214,980
Financial Institutions – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$148,314
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	79,030
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	77,246
		$304,590
Food & Beverages – 1.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$154,137
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	123,000	156,580
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	188,357
Mars, Inc., 5.2%, 3/01/2035 (n)	81,000	82,932
		$582,006
Gaming & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$65,222
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	63,343
Marriott International, Inc., 4.625%, 6/15/2030	108,000	109,428
		$237,993
Insurance – 1.0%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$78,101
Corebridge Financial, Inc., 5.75%, 1/15/2034	95,000	99,244
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	146,345
		$323,690
Insurance - Health – 0.6%
Humana, Inc., 5.875%, 3/01/2033	$112,000	$115,942
UnitedHealth Group, Inc., 5%, 4/15/2034	78,000	78,785
		$194,727
Insurance - Property & Casualty – 1.0%
Aon Corp., 4.5%, 12/15/2028	$61,000	$61,835
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	81,187
Brown & Brown, Inc., 5.55%, 6/23/2035	19,000	19,440
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	88,727
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035	72,000	74,980
		$326,169
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$207,339
Major Banks – 6.8%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$272,474
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	155,217
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	147,886
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	157,121
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	161,460
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	87,637
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	74,294
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	67,857
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	63,279
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	79,549
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	200,000	208,950
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	129,470

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	$97,000	$91,024
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	115,756
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	147,000	154,213
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	177,564
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	151,054
		$2,294,805
Medical & Health Technology & Services – 0.8%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$76,761
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	186,406
		$263,167
Metals & Mining – 0.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$208,232
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	80,062
		$288,294
Midstream – 2.0%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$167,000	$153,715
Energy Transfer LP, 5.35%, 1/15/2036	136,000	135,853
Plains All American Pipeline LP, 3.8%, 9/15/2030	174,000	169,456
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	75,388
Targa Resources Corp., 6.125%, 3/15/2033	138,000	147,455
		$681,867
Mortgage-Backed – 23.0%
Fannie Mae, 4.697%, 2/25/2045 (n)	$27,147	$27,172
Fannie Mae, 3.5%, 3/01/2046	24,887	23,512
Fannie Mae, 3%, 8/01/2046	25,539	23,364
Fannie Mae, 5.5%, 1/01/2055	47,284	47,962
Fannie Mae, TBA, 2%, 2/12/2056	375,000	304,139
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 11/01/2053	77,683	79,140
Fannie Mae, UMBS, 2%, 7/01/2042 - 2/01/2052	492,469	415,489
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	462,497	411,314
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 6/01/2053	34,065	32,352
Fannie Mae, UMBS, 4%, 9/01/2046 - 11/01/2052	137,181	132,276
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 5/01/2052	1,129,246	966,102
Fannie Mae, UMBS, 1.5%, 6/01/2051	77,546	60,150
Fannie Mae, UMBS, 4.5%, 6/01/2052 - 9/01/2052	91,982	90,507
Fannie Mae, UMBS, 6%, 11/01/2052 - 11/01/2054	147,666	152,137
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2055	460,952	461,713
Fannie Mae, UMBS, 6.5%, 9/01/2054	168,553	174,388
Freddie Mac, 2.57%, 7/25/2026	68,400	67,986
Freddie Mac, 3.117%, 6/25/2027	100,000	99,154
Freddie Mac, 4%, 7/01/2055	74,593	71,292
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	382,097	345,673
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 3/01/2048	116,310	110,146
Freddie Mac, UMBS, 1.5%, 3/01/2051	34,287	26,657
Freddie Mac, UMBS, 2.5%, 1/01/2052 - 6/01/2052	79,551	67,835
Freddie Mac, UMBS, 4%, 7/01/2052 - 6/01/2055	294,656	282,523
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 10/01/2055	290,790	285,511
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 6/01/2053	199,691	204,593
Freddie Mac, UMBS, 6.5%, 8/01/2053	24,469	25,330
Freddie Mac, UMBS, 5%, 11/01/2053	86,168	86,355
Freddie Mac, UMBS, 6%, 3/01/2054	53,767	55,151
Ginnie Mae, 3.889%, 9/20/2041	20,972	20,633
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	287,689	260,180
Ginnie Mae, 2%, 2/20/2052 - 6/20/2052	306,940	255,450
Ginnie Mae, 2.5%, 2/20/2052 - 4/20/2052	419,850	363,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	$116,157	$110,848
Ginnie Mae, 4.5%, 9/20/2052 - 5/20/2053	291,162	286,399
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	211,414	212,204
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2055	242,118	245,799
UMBS, TBA, 3%, 2/12/2056	125,000	110,773
UMBS, TBA, 3.5%, 2/15/2056	425,000	393,054
UMBS, TBA, 2.5%, 2/25/2056	150,000	127,301
UMBS, TBA, 6%, 2/25/2056	275,000	281,594
		$7,798,039
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$95,000	$98,482
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	75,000	76,111
		$174,593
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$72,558
Network & Telecom – 1.4%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$400,000	$413,206
Verizon Communications, Inc., 2.55%, 3/21/2031	57,000	52,079
		$465,285
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$71,622
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$145,534
Pollution Control – 0.5%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$183,104
Real Estate - Office – 0.7%
Boston Properties LP, REIT, 5.75%, 1/15/2035	$227,000	$232,308
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$58,874
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	65,000	66,233
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	92,299
		$217,406
Specialty Stores – 0.3%
Genuine Parts Co., 2.75%, 2/01/2032	$115,000	$101,886
Telecommunications - Wireless – 1.1%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$78,445
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	138,350
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	66,382
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	68,196
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	21,182
		$372,555
Tobacco – 0.9%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$159,307
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,529
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,570
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	53,679

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Philip Morris International, Inc., 5.75%, 11/17/2032	$48,000	$51,203
		$301,288
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$41,507
U.S. Treasury Obligations – 24.3%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,263,000	$926,381
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	142,781
U.S. Treasury Bonds, 4.75%, 11/15/2043	100,000	99,594
U.S. Treasury Bonds, 4.5%, 2/15/2044	980,000	944,666
U.S. Treasury Bonds, 4.625%, 11/15/2045	150,000	145,898
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	900,000	543,832
U.S. Treasury Bonds, 4%, 11/15/2052	383,000	330,652
U.S. Treasury Bonds, 4.75%, 11/15/2053	80,000	78,147
U.S. Treasury Bonds, 4.25%, 2/15/2054	520,000	467,777
U.S. Treasury Bonds, 4.5%, 11/15/2054	360,000	337,739
U.S. Treasury Notes, 2.5%, 3/31/2027	300,000	296,426
U.S. Treasury Notes, 4.5%, 4/15/2027	1,170,000	1,182,980
U.S. Treasury Notes, 3.5%, 9/30/2027	600,000	599,672
U.S. Treasury Notes, 4.25%, 6/30/2029	1,445,000	1,472,150
U.S. Treasury Notes, 3.875%, 7/31/2030	450,000	452,074
U.S. Treasury Notes, 3.625%, 8/31/2030	200,000	198,734
		$8,219,503
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$46,113
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	121,127
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	116,263
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	79,630
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	105,089
		$468,222
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$159,309
Total Bonds		$33,880,751
Mutual Funds (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 3.73% (v)	1,417,616	$1,417,899

Other Assets, Less Liabilities – (4.3)%		(1,441,325)
Net Assets – 100.0%		$33,857,325

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,417,899 and
$33,880,751, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,196,311, representing 27.2% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 1/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	11	$2,293,414	March – 2026	$(4,958)
U.S. Treasury Note 5 yr	Long	USD	15	1,633,945	March – 2026	(12,124)
U.S. Treasury Ultra Bond 30 yr	Long	USD	6	704,625	March – 2026	(20,273)
						$(37,355)
At January 31, 2026, the fund had liquid securities collateral with an aggregate value of $69,490 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$8,219,503	$—	$8,219,503
Municipal Bonds	—	174,593	—	174,593
U.S. Corporate Bonds	—	7,244,271	—	7,244,271
Residential Mortgage-Backed Securities	—	8,734,171	—	8,734,171
Commercial Mortgage-Backed Securities	—	994,551	—	994,551
Asset-Backed Securities (including CDOs)	—	4,946,884	—	4,946,884
Foreign Bonds	—	3,566,778	—	3,566,778
Investment Companies	1,417,899	—	—	1,417,899
Total	$1,417,899	$33,880,751	$—	$35,298,650
Other Financial Instruments
Futures Contracts – Liabilities	$(37,355)	$—	$—	$(37,355)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,287,229	$7,091,844	$6,961,566	$160	$232	$1,417,899

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$52,069	$—